General Information - Athena SpinCo Inc (Details) - Athena SpinCo Inc $ / shares in Units, $ in Millions	Nov. 27, 2018 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares
General Information [Line Items]
Cash contribution from parent | $	$ 10
Authorized common share	100,000,000	500
Par value, common stock | $ / shares	$ 0.001	$ 0.001
Authorized preferred share	10,000,000
Par value, Preferred stock | $ / shares	$ 0.001
Number of shares to be distributed	12,725,000
Conversion ratio	0.09812